General	6 Months Ended
Jun. 30, 2020
Disclosure of general [Abstract]
General
Note 1 - General

Ellomay Capital Ltd. (hereinafter - the “Company”), is an Israeli company operating in the business of renewable energy and a power generator and developer of renewable energy and power projects in Europe and Israel. As of June 30, 2020, the Company owns five photovoltaic plants (each, a “PV Plant” and, together, the “PV Plants”) that are connected to their respective national grids and operating as follows: (i) four photovoltaic plants in Spain with an aggregate installed capacity of approximately 7.9 MWp and (ii) one photovoltaic plant in Israel with an aggregate installed capacity of approximately 9 MWp. In addition, the Company indirectly owns: (i) 9.375% of Dorad Energy Ltd. (hereinafter - “Dorad”), (ii) 51% of Talasol Solar S.L.U which is constructing a photovoltaic plant with a peak capacity of 300 MW in the municipality of Talaván, Cáceres, Spain (hereinafter – the “Talasol Project), (iii) Groen Gas Goor B.V. and Groen Gas Oude-Tonge B.V., project companies operating anaerobic digestion plants with a green gas production capacity of approximately 375 Nm3/h, in Goor, the Netherlands and 475 Nm3/h, in Oude Tonge, the Netherlands, respectively, and (iv) 75% of Ellomay Pumped Storage (2014) Ltd. (including 6.67% that are held by a trustee in trust for the Company and other parties), which is promoting a project to construct a 156 MW pumped storage hydro power plant in the Manara Cliff, Israel.

The ordinary shares of the Company are listed on the NYSE American and on the Tel Aviv Stock Exchange under the trading symbol “ELLO”. The address of the Company’s registered office is 18 Rothschild Blvd., 1st Floor, Tel Aviv, Israel.

Effects of the spreading of the coronavirus

Following the outbreak of the coronavirus (Covid-19) in China in December 2019, and the spreading of Covid-19 to many other countries since the beginning of 2020, creating the current pandemic situation, there was a decrease in economic activity in many areas around the world, including Israel, Spain and Italy. The spread of the virus has led, inter alia, to a disruption in the supply chain, a decrease in global transportation, restrictions on travel and work that were announced by the State of Israel and other countries around the world and a decrease in the value of financial assets and commodities on the markets in Israel and the world. In recent months, Spain, Italy and Israel have experienced a resurgence in the number of Covid-19 cases, causing the local governments to renew restrictions and implement additional measures in order to attempt to curb the spread of the pandemic. Although the Company’s operations have not thus far been materially adversely affected by the restrictions imposed by local governments and authorities in the countries in which the Company operates, in the event the restrictions continue, or new restrictions are imposed, the operations of the Company, including the projects under construction and development, may be adversely affected. Also, as a result of the Covid-19 pandemic, the electricity prices in the European markets declined due to the decrease in demand, resulting in a slight decrease in the Company’s revenues in Spain.  The electricity prices in the European markets have since increased and are currently close to the electricity prices that were in effect prior to the pandemic. The spread of Covid-19 and its implications may also indirectly affect the operations of the Company, for example through changes in the prices of oil resulting in a decrease in the electricity prices, and through reduction in demand for electricity, delays in construction of projects due to curtailment of work, limited availability of components required in order to operate or construct new projects, regulatory changes by countries affected by the virus, including changes in subsidies, collection delays, delays in obtaining permits, limited availability or changes in terms of financing for future projects, limited availability of corporate financing and lower returns on potential future investments.  As a result, the Company's business and operating results could be negatively affected. The extent to which the Covid-19 pandemic impacts the business of the Company will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may emerge concerning the severity of Covid-19 and the actions to contain Covid-19 or treat its impact, among others. These potential affects could last until a vaccine or successful treatment plan are developed and implemented worldwide.